SEGMENT INFORMATION (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Segment Information
Mainland China	$ 4	¥ 30	¥ 49
Hong Kong	35,075	245,400	256,484
Total	$ 35,079	¥ 245,430	¥ 256,533